Financial Instruments, Financial Risks and Capital Management	12 Months Ended
Dec. 31, 2023
Financial Instruments, Financial Risks and Capital Management [Abstract]
Financial instruments, financial risks and capital management

Note 4 — Financial instruments, financial risks and capital management

(a) Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	December 31, 2023	December 31, 2022
	EUR	EUR
Financial assets
Financial assets at amortized cost	2,858,701	383,890

Financial liabilities
Financial liabilities at amortized cost	4,573,697	896,422
Lease liabilities	708,922	307,410

(b) Financial risk management policies and objectives

The Group’s overall risk management policy seeks to minimize potential adverse effects on financial performance of the Group. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risk. The risks associated with these financial instruments and the policies to mitigate these risks are set out below.

(i)	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk is primarily attributable to its cash and cash equivalents and trade receivables and other receivables.

As at December 31, 2023, one customer accounted for greater than 10% of the Group’s trade receivables, accounting for 41% of the Group’s trade receivables (2022: approximately 95% of the Group’s trade receivable arose from 2 customers). In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

Cash and cash equivalents are placed with credit-worthy financial institutions with high credit ratings assigned by international credit-rating agencies and therefore credit risk is limited. The Group has adopted procedures in extending credit terms to customers and monitoring its credit risk. Credit evaluations are performed on customers requiring credit over a certain amount. Before accepting any new customer, the Group carries out research on the credit risk of the new customer and assesses the potential customer’s credit quality and defines credit limits by customer. Limits attributed to customers are reviewed when necessary.

Concentration of credit risk

Financial instruments, which potentially subject the Group to concentration of credit risk, consist primarily of cash deposits and accounts receivable. The Company minimizes the concentration of credit risk associated with its cash by maintaining its cash with high-quality insured financial institutions. For the cash deposit in the traditional banks in Italy, cash balances in excess of the amount covered by the statutory Deposit Guarantee Scheme in Italy (i.e., EUR100,000) are at risk. For the cash deposit in non-traditional banks (i.e., Wise Europe SA), the whole amount of the cash deposit is at risk since it is not insured by the government.

As of December 31, 2023, and 2022, we had cash deposits in a non-traditional bank, Wise Europe SA, amounting to EUR320,021 and EUR292,658, respectively. These deposits are not insured by the local government. The Company performed a detailed credit risk assessment concerning the uninsured deposit made in Wise Europe SA and determined that the credit risk is low, based on the following factors: (i) Wise Europe SA safeguards its customers’ funds by holding them in a mix of cash in leading commercial banks and low-risk liquid assets, as required by its regulatory obligations; (ii) Wise Europe SA is authorized by the National Bank of Belgium (“NBB”), which ensures that the bank operates under the regulations and guidelines set by the NBB; and (iii) the Group has not experienced losses on these bank accounts and does not believe it is exposed to any significant credit risk with respect to these bank accounts.

The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis of recognizing ECL
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL—not credit-impaired
In default	There is evidence indicating the asset is credit-impaired.	Lifetime ECL—credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

The table below details the credit quality of the Group’s financial assets as well as maximum exposure to credit risk by credit risk rating grades:

Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount EUR	Loss allowance EUR	Net carrying amount EUR
2023
Trade receivables	Lifetime ECL – Not credit-impaired	348,200	-	348,200
Other receivables	12-month ECL	-	-	-
		348,200	-	348,200

2022
Trade receivables	Lifetime ECL – Not credit-impaired	31,660	-	31,660
Other receivables	12-month ECL	5,001	-	5,001
		36,661	-	36,661

(ii)	Interest rate risk management

We are exposed to market risks in the ordinary course of our business. Our primary interest rate relates to interest-bearing long-term borrowings. It is estimated that a 50-basis point change in interest rates will affect our loss before tax by €0 and €110 as of December 31, 2023 and 2022, respectively. At this time, the Company only has fixed rate loans so any interest rate change would have no effect. The effect of rising interest rates on our financial condition is expected to be negligible given that we do not have material debt or accounts receivable.

Interest rate risk arises from the potential changes in interest rates that may have an adverse effect on the Group in the current reporting period and future years.

The Group’s primary interest rate relates to interest-bearing long-term borrowings. The interest rate and terms of repayment of bank loans are disclosed in note 11 of the consolidated financial statements.

The sensitivity analysis has been determined based on the exposure to interest rates for non-derivative instruments at the end of the reporting period and the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period in the case of instruments that have floating rates.

(iii)	Foreign Currency Exchange Risk

The majority of our cash flows, financial assets and liabilities are denominated in U.S. dollars, euros, and denars, which are the functional currencies for the Company, Brera Milano/UYBA, and FKAP, respectively. The reporting currency of the consolidated financial statements is euros. We are exposed to financial risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates. Currency risk is limited to the proportion of our business transactions denominated in currencies other than the euro, primarily for capital expenditures, potential future debt, if any, and various operating expenses such as salaries and professional fees. We do not currently use derivative financial instruments to reduce our foreign exchange exposure and management does not believe our current exposure to currency risk to be significant.

(iv)	Liquidity risk management

In the management of the liquidity risk, the Group monitors and maintains a level of cash and cash equivalents deemed adequate by management to finance its operations and mitigate the effects of fluctuations in cash flows. The management monitors the utilization of bank borrowings and ensures compliance with loan covenants.

The following table details the Group’s contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	Interest rate	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	%	EUR	EUR	EUR	EUR
December 31, 2023
Non-interest bearing			-
Fixed interest rate instruments	3.55	197,664	226,077	423,893	423,741
Lease liabilities		107,922	601,000	924,282	708,922

December 31, 2022
Non-interest bearing	-	874,506	-	874,506	874,506
Fixed interest rate instruments	0.75	6,346	15,866	22,212	21,916
Lease liabilities	0.75 – 8.1	82,666	229,562	312,228	307,410

(v)	Fair value of financial assets and financial liabilities

The carrying amounts of financial assets and liabilities on the consolidated statements of financial position approximate their respective fair values due to the relatively short-term maturity of these consolidated financial instruments. The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to consolidated financial statements.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability which market participants would take into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for leasing transactions that are within the scope of IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as value in use in IAS 36 Impairment of Assets.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

(c) Capital risk management policies and objectives

Management reviews the capital structure regularly to ensure that the Group will be able to continue as a going concern. The capital structure comprises only issued capital, reserves and retained earnings. As a part of this review, the management consider the cost of capital and the risks associated with each class of capital. Based on recommendations of the directors, the Group will balance its overall capital structure through the payment of dividends, new share issues as well as the issue of new debts or the redemption of existing debts. The Group’s overall strategy remains unchanged.